Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Venerable Variable Insurance Trust
Entity Central Index Key	0001995745
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000247367
Shareholder Report [Line Items]
Fund Name	Venerable US Large Cap Core Equity Fund
Class Name	Class I
Trading Symbol	VVEIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 630,414,000
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 1,892,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$630,414 Total Number of Portfolio Holdings 322 Total Advisory Fees Paid (thousands) $1,892 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.4%
Common Stocks	97.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	41.0%
Financial Services	14.2%
Consumer Discretionary	11.5%
Health Care	9.4%
Producer Durables	8.5%
Materials and Processing	4.5%
Energy	3.4%
Utilities	3.1%
Consumer Staples	2.0%
Other	2.4%

C000247368
Shareholder Report [Line Items]
Fund Name	Venerable US Large Cap Strategic Equity Fund
Class Name	Class I
Trading Symbol	VVSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 2,778,492,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 8,226,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,778,492 Total Number of Portfolio Holdings 435 Total Advisory Fees Paid (thousands) $8,226 Portfolio Turnover Rate28%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.2)%
Short-Term Investments	2.3%
Common Stocks	97.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	43.3%
Financial Services	13.0%
Consumer Discretionary	12.3%
Health Care	10.5%
Producer Durables	6.2%
Materials and Processing	3.4%
Utilities	3.3%
Consumer Staples	3.1%
Energy	2.8%
Other	2.1%

C000247369
Shareholder Report [Line Items]
Fund Name	Venerable US Large Cap Strategic Equity Fund
Class Name	Class V
Trading Symbol	VVSVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,778,492,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 8,226,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,778,492 Total Number of Portfolio Holdings 435 Total Advisory Fees Paid (thousands) $8,226 Portfolio Turnover Rate28%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.2)%
Short-Term Investments	2.3%
Common Stocks	97.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	43.3%
Financial Services	13.0%
Consumer Discretionary	12.3%
Health Care	10.5%
Producer Durables	6.2%
Materials and Processing	3.4%
Utilities	3.3%
Consumer Staples	3.1%
Energy	2.8%
Other	2.1%

C000258265
Shareholder Report [Line Items]
Fund Name	Venerable US Small Cap Fund
Class Name	Class V
Trading Symbol	VEAVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$48	0.85%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%
AssetsNet	$ 160,886,000
Holdings Count | Holding	925
Advisory Fees Paid, Amount	$ 589,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$160,886 Total Number of Portfolio Holdings 925 Total Advisory Fees Paid (thousands) $589 Portfolio Turnover Rate41%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.5)%
Short-Term Investments	3.3%
Common Stocks	97.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	18.4%
Financial Services	17.9%
Health Care	17.6%
Technology	15.8%
Consumer Discretionary	10.9%
Materials and Processing	7.9%
Energy	5.6%
Utilities	2.2%
Consumer Staples	0.9%
Other	2.8%

C000268285
Shareholder Report [Line Items]
Fund Name	Venerable Real Estate Fund
Class Name	Class V
Trading Symbol	VVRVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$29Footnote Reference(a)	1.00%Footnote Reference(a)

Expenses Paid, Amount	$ 29	[1]
Expense Ratio, Percent	1.00%	[1]
AssetsNet	$ 87,990,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 193,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$87,990 Total Number of Portfolio Holdings 60 Total Advisory Fees Paid (thousands) $193 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Short-Term Investments	1.9%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Healthcare	18.1%
Technology	17.9%
Diversified	14.7%
Retail	12.6%
Residential	12.2%
Industrial	10.5%
Self Storage	5.1%
Lodging/Resorts	5.0%
Office	1.7%
Other	2.2%

C000268283
Shareholder Report [Line Items]
Fund Name	Venerable International Equity Fund
Class Name	Class V
Trading Symbol	VEQVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$28Footnote Reference(a)	0.99%Footnote Reference(a)

Expenses Paid, Amount	$ 28	[2]
Expense Ratio, Percent	0.99%	[2]
AssetsNet	$ 187,004,000
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 412,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$187,004 Total Number of Portfolio Holdings 177 Total Advisory Fees Paid (thousands) $412 Portfolio Turnover Rate22%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.2%
Preferred Stocks	0.9%
Short-Term Investments	2.4%
Common Stocks	96.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	21.1%
France	11.2%
United Kingdom	9.2%
Australia	7.5%
United States	6.5%
Italy	5.8%
Germany	5.8%
Spain	4.1%
Switzerland	3.9%
Netherlands	3.9%
Other Common Stocks	17.5%
Other	3.5%

C000259908
Shareholder Report [Line Items]
Fund Name	Venerable Emerging Markets Equity Fund
Class Name	Class V
Trading Symbol	VVDVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$81	1.44%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.44%
AssetsNet	$ 161,614,000
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 769,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$161,614 Total Number of Portfolio Holdings 452 Total Advisory Fees Paid (thousands) $769 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.5%
Preferred Stocks	1.7%
Short-Term Investments	2.8%
Common Stocks	95.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
South Korea	23.1%
Taiwan	22.6%
China	19.1%
India	8.8%
Brazil	4.4%
Thailand	2.0%
South Africa	1.9%
Mexico	1.8%
Saudi Arabia	1.7%
Hong Kong	1.0%
Other Common Stocks	8.6%
Other	5.0%

C000259911
Shareholder Report [Line Items]
Fund Name	Venerable World Equity Fund
Class Name	Class I
Trading Symbol	VVWIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,095,315,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 4,090,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,095,315 Total Number of Portfolio Holdings 637 Total Advisory Fees Paid (thousands) $4,090 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.2%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	60.6%
Japan	4.9%
United Kingdom	4.9%
France	4.1%
Taiwan	3.1%
Netherlands	2.8%
Germany	2.4%
South Korea	1.8%
Canada	1.7%
Switzerland	1.4%
Other Common Stocks	7.5%
Other	4.8%

C000259910
Shareholder Report [Line Items]
Fund Name	Venerable World Equity Fund
Class Name	Class V
Trading Symbol	VVWVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,095,315,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 4,090,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,095,315 Total Number of Portfolio Holdings 637 Total Advisory Fees Paid (thousands) $4,090 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.2%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	60.6%
Japan	4.9%
United Kingdom	4.9%
France	4.1%
Taiwan	3.1%
Netherlands	2.8%
Germany	2.4%
South Korea	1.8%
Canada	1.7%
Switzerland	1.4%
Other Common Stocks	7.5%
Other	4.8%

C000247359
Shareholder Report [Line Items]
Fund Name	Venerable High Yield Fund
Class Name	Class I
Trading Symbol	VHYIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 665,256,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,179,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$665,256 Total Number of Portfolio Holdings 263 Total Advisory Fees Paid (thousands) $2,179 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.1%
Preferred Stocks	0.6%
Short-Term Investments	0.8%
Long-Term Fixed Income Investments	95.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	92.5%
International Debt	3.0%
Other	4.5%

C000247358
Shareholder Report [Line Items]
Fund Name	Venerable High Yield Fund
Class Name	Class V
Trading Symbol	VHYVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 665,256,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,179,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$665,256 Total Number of Portfolio Holdings 263 Total Advisory Fees Paid (thousands) $2,179 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.1%
Preferred Stocks	0.6%
Short-Term Investments	0.8%
Long-Term Fixed Income Investments	95.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	92.5%
International Debt	3.0%
Other	4.5%

C000247365
Shareholder Report [Line Items]
Fund Name	Venerable Strategic Bond Fund
Class Name	Class I
Trading Symbol	VVBIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,731,961,000
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 3,919,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,731,961 Total Number of Portfolio Holdings 555 Total Advisory Fees Paid (thousands) $3,919 Portfolio Turnover Rate61%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(17.2)%
Securities Sold Short	(0.1)%
Short-Term Investments	1.8%
Long-Term Fixed Income Investments	115.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	45.1%
Corporate Bonds and Notes	30.6%
United States Government Treasuries	30.5%
Asset-Backed Securities	8.3%
Municipal Bonds	1.0%
Other	(15.5)%

C000247364
Shareholder Report [Line Items]
Fund Name	Venerable Strategic Bond Fund
Class Name	Class V
Trading Symbol	VVBVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,731,961,000
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 3,919,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,731,961 Total Number of Portfolio Holdings 555 Total Advisory Fees Paid (thousands) $3,919 Portfolio Turnover Rate61%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(17.2)%
Securities Sold Short	(0.1)%
Short-Term Investments	1.8%
Long-Term Fixed Income Investments	115.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	45.1%
Corporate Bonds and Notes	30.6%
United States Government Treasuries	30.5%
Asset-Backed Securities	8.3%
Municipal Bonds	1.0%
Other	(15.5)%

C000268281
Shareholder Report [Line Items]
Fund Name	Venerable Inflation Focused Fund
Class Name	Class V
Trading Symbol	VIFVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$23Footnote Reference(a)	0.84%Footnote Reference(a)

Expenses Paid, Amount	$ 23	[3]
Expense Ratio, Percent	0.84%	[3]
AssetsNet	$ 86,592,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$86,592 Total Number of Portfolio Holdings 240 Total Advisory Fees Paid (thousands) $104 Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(1.8)%
Short-Term Investments	21.4%
Long-Term Fixed Income Investments	80.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	30.6%
Corporate Bonds and Notes	27.1%
Mortgage-Backed Securities	15.0%
Asset-Backed Securities	7.7%
Other	19.6%

C000247360
Shareholder Report [Line Items]
Fund Name	Venerable Large Cap Index Fund
Class Name	Class I
Trading Symbol	VVLIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 4,640,868,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 3,418,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$4,640,868 Total Number of Portfolio Holdings 506 Total Advisory Fees Paid (thousands) $3,418 Portfolio Turnover Rate1%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	1.3%
Common Stocks	98.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	45.7%
Financial Services	13.1%
Consumer Discretionary	12.0%
Health Care	8.7%
Producer Durables	7.3%
Energy	3.0%
Utilities	3.0%
Consumer Staples	3.0%
Materials and Processing	2.9%
Other	1.3%

C000247361
Shareholder Report [Line Items]
Fund Name	Venerable Large Cap Index Fund
Class Name	Class V
Trading Symbol	VVLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 4,640,868,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 3,418,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$4,640,868 Total Number of Portfolio Holdings 506 Total Advisory Fees Paid (thousands) $3,418 Portfolio Turnover Rate1%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	1.3%
Common Stocks	98.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	45.7%
Financial Services	13.1%
Consumer Discretionary	12.0%
Health Care	8.7%
Producer Durables	7.3%
Energy	3.0%
Utilities	3.0%
Consumer Staples	3.0%
Materials and Processing	2.9%
Other	1.3%

C000258279
Shareholder Report [Line Items]
Fund Name	Venerable Mid Cap Index Fund
Class Name	Class V
Trading Symbol	VEFVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,109,235,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 1,389,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,109,235 Total Number of Portfolio Holdings 824 Total Advisory Fees Paid (thousands) $1,389 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	1.8%
Common Stocks	98.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	18.6%
Technology	17.8%
Producer Durables	14.9%
Consumer Discretionary	12.9%
Health Care	10.4%
Materials and Processing	7.6%
Utilities	7.0%
Energy	4.9%
Consumer Staples	4.1%
Other	1.8%

C000258282
Shareholder Report [Line Items]
Fund Name	Venerable Small Cap Index Fund
Class Name	Class V
Trading Symbol	VVAVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
AssetsNet	$ 259,211,000
Holdings Count | Holding	1,976
Advisory Fees Paid, Amount	$ 376,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$259,211 Total Number of Portfolio Holdings 1,976 Total Advisory Fees Paid (thousands) $376 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.4)%
Short-Term Investments	1.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	24.9%
Health Care	19.6%
Producer Durables	14.2%
Technology	12.6%
Consumer Discretionary	10.9%
Materials and Processing	6.1%
Energy	4.9%
Utilities	4.1%
Consumer Staples	1.8%
Other	0.9%

C000258276
Shareholder Report [Line Items]
Fund Name	Venerable International Index Fund
Class Name	Class I
Trading Symbol	VEEIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,001,306,000
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 1,501,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,001,306 Total Number of Portfolio Holdings 674 Total Advisory Fees Paid (thousands) $1,501 Portfolio Turnover Rate2%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.2%
Short-Term Investments	0.3%
Common Stocks	97.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	23.2%
United Kingdom	10.8%
Germany	8.3%
France	8.1%
United States	7.2%
Australia	7.1%
Switzerland	6.2%
Netherlands	6.2%
Spain	3.7%
Italy	3.1%
Other Common Stocks	14.0%
Other	2.1%

C000258277
Shareholder Report [Line Items]
Fund Name	Venerable International Index Fund
Class Name	Class V
Trading Symbol	VEEVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,001,306,000
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 1,501,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,001,306 Total Number of Portfolio Holdings 674 Total Advisory Fees Paid (thousands) $1,501 Portfolio Turnover Rate2%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.2%
Short-Term Investments	0.3%
Common Stocks	97.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	23.2%
United Kingdom	10.8%
Germany	8.3%
France	8.1%
United States	7.2%
Australia	7.1%
Switzerland	6.2%
Netherlands	6.2%
Spain	3.7%
Italy	3.1%
Other Common Stocks	14.0%
Other	2.1%

C000258270
Shareholder Report [Line Items]
Fund Name	Venerable Bond Index Fund
Class Name	Class I
Trading Symbol	VECIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 350,636,000
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 405,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$350,636 Total Number of Portfolio Holdings 477 Total Advisory Fees Paid (thousands) $405 Portfolio Turnover Rate28%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.7%
Short-Term Investments	0.7%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	45.7%
Corporate Bonds and Notes	25.8%
Mortgage-Backed Securities	24.4%
International Debt	1.8%
United States Government Agencies	0.5%
Asset-Backed Securities	0.4%
Other	1.4%

C000258271
Shareholder Report [Line Items]
Fund Name	Venerable Bond Index Fund
Class Name	Class V
Trading Symbol	VECVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 350,636,000
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 405,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$350,636 Total Number of Portfolio Holdings 477 Total Advisory Fees Paid (thousands) $405 Portfolio Turnover Rate28%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.7%
Short-Term Investments	0.7%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	45.7%
Corporate Bonds and Notes	25.8%
Mortgage-Backed Securities	24.4%
International Debt	1.8%
United States Government Agencies	0.5%
Asset-Backed Securities	0.4%
Other	1.4%

C000258274
Shareholder Report [Line Items]
Fund Name	Venerable Intermediate Corporate Bond Index Fund
Class Name	Class I
Trading Symbol	VEBIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 920,007,000
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 1,060,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$920,007 Total Number of Portfolio Holdings 489 Total Advisory Fees Paid (thousands) $1,060 Portfolio Turnover Rate22%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.3%
Short-Term Investments	0.2%
Long-Term Fixed Income Investments	98.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	98.5%
Other	1.5%

C000258272
Shareholder Report [Line Items]
Fund Name	Venerable Conservative Allocation Fund
Class Name	Class V
Trading Symbol	VCAVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 148,080,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 38,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$148,080 Total Number of Portfolio Holdings 4 Total Advisory Fees Paid (thousands) $38 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	74.9%
Domestic Equities	17.7%
International Equities	7.5%
Other	(0.1)%

C000258273
Shareholder Report [Line Items]
Fund Name	Venerable Conservative Appreciation Allocation Fund
Class Name	Class V
Trading Symbol	VIAVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 457,380,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 116,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$457,380 Total Number of Portfolio Holdings 4 Total Advisory Fees Paid (thousands) $116 Portfolio Turnover Rate4%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	60.0%
Domestic Equities	28.0%
International Equities	12.0%

C000258268
Shareholder Report [Line Items]
Fund Name	Venerable World Conservative Allocation Fund
Class Name	Class V
Trading Symbol	VWCVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 138,714,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 21,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$138,714 Total Number of Portfolio Holdings 3 Total Advisory Fees Paid (thousands) $21 Portfolio Turnover Rate3%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	59.9%
International Equities	40.1%

C000247362
Shareholder Report [Line Items]
Fund Name	Venerable Moderate Allocation Fund
Class Name	Class V
Trading Symbol	VMAVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 2,092,892,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 524,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,092,892 Total Number of Portfolio Holdings 4 Total Advisory Fees Paid (thousands) $524 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Domestic Equities	60.2%
Fixed Income	39.8%

C000258280
Shareholder Report [Line Items]
Fund Name	Venerable Moderate Appreciation Allocation Fund
Class Name	Class V
Trading Symbol	VIIVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 975,703,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 244,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$975,703 Total Number of Portfolio Holdings 4 Total Advisory Fees Paid (thousands) $244 Portfolio Turnover Rate3%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Domestic Equities	42.2%
Fixed Income	39.8%
International Equities	18.0%

C000258269
Shareholder Report [Line Items]
Fund Name	Venerable World Moderate Allocation Fund
Class Name	Class V
Trading Symbol	VWMVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 368,303,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 92,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$368,303 Total Number of Portfolio Holdings 3 Total Advisory Fees Paid (thousands) $92 Portfolio Turnover Rate3%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	60.2%
Fixed Income	39.8%

C000258264
Shareholder Report [Line Items]
Fund Name	Venerable Appreciation Allocation Fund
Class Name	Class V
Trading Symbol	VAAVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 1,533,953,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 382,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,533,953 Total Number of Portfolio Holdings 3 Total Advisory Fees Paid (thousands) $382 Portfolio Turnover Rate3%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Domestic Equities	52.8%
Fixed Income	24.7%
International Equities	22.5%

C000258267
Shareholder Report [Line Items]
Fund Name	Venerable World Appreciation Allocation Fund
Class Name	Class V
Trading Symbol	VEDVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 373,678,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 93,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$373,678 Total Number of Portfolio Holdings 3 Total Advisory Fees Paid (thousands) $93 Portfolio Turnover Rate2%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	75.2%
Fixed Income	24.8%

[1]	Expenses are only for the period since inception and would be higher for a full reporting period.
[2]	Expenses are only for the period since inception and would be higher for a full reporting period.
[3]	Expenses are only for the period since inception and would be higher for a full reporting period.